Expenses by category (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2025 CHF (SFr) employee	Dec. 31, 2024 CHF (SFr) employee	Dec. 31, 2023 CHF (SFr) employee
Disclosure of detailed information about borrowings [line items]
Share-based compensation	SFr 4,400	SFr 5,500	SFr 4,400
Financial result, net [Abstract]
Financial income	1,865	3,196	1,044
Financial expense	(191)	(133)	(176)
Exchange differences	(2,803)	(1,598)	(1,467)
Finance result, net	(1,129)	1,465	(599)
Unfavorable change in net finance result	(2,500)
Decrease in financial income	(1,300)
Research and development expenses
Disclosure of detailed information about borrowings [line items]
Operating expenses	33,890	39,177	32,076
Depreciation expense	886	986	1,122
Payroll expenses	20,213	20,195	19,499
Share-based compensation	1,447	2,212	1,909
Total expenses by category	SFr 56,436	SFr 62,570	SFr 54,606
Average number of employees | employee	105	122.5	115.4
General and administrative expenses
Disclosure of detailed information about borrowings [line items]
Operating expenses	SFr 2,825	SFr 4,672	SFr 3,658
Depreciation expense	1,617	1,153	1,071
Payroll expenses	8,529	8,222	7,755
Share-based compensation	3,123	3,212	2,821
Total expenses by category	SFr 16,094	SFr 17,259	SFr 15,305
Average number of employees | employee	26.7	30.9	26.2